Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2020	$ 861,890	$ 28,278	$ (164,124)	$ (746,313)	$ (20,269)	$ 16,126	$ (4,143)
Beginning Balance (Shares) at Aug. 31, 2020							64,095,073
Stock based compensation		1,314			1,314		$ 1,314
Restricted share units redeemed	103	(196)			(93)		$ (93)
Restricted share units redeemed (Shares)							92,885
Share options exercised	1,115	(447)			668		$ 668
Share options exercised (Shares)							430,680
Share issuance - financing	25,325				25,325		$ 25,325
Share issuance - financing (Shares)							9,339,276
Share issuance costs	(1,186)				(1,186)		$ (1,186)
Contributions of Waterberg JV Co.				(68)	(68)	257	189
Foreign currency translation adjustment			3,325		3,325		3,325
Net loss for the period				(6,553)	(6,553)		(6,553)
Ending Balance at Feb. 28, 2021	887,247	28,949	(160,799)	(752,934)	2,463	16,383	$ 18,846
Ending Balance (Shares) at Feb. 28, 2021							73,957,914
Stock based compensation		1,607			1,607		$ 1,607
Restricted share units redeemed	86	(86)
Restricted share units redeemed (Shares)							28,783
Share options exercised	1,186	(368)			818		$ 818
Share options exercised (Shares)							412,863
Share issuance - financing	2,624				2,624		$ 2,624
Share issuance - financing (Shares)							871,566
Share issuance costs	(360)				(360)		$ (360)
Contributions of Waterberg JV Co.				(327)	(327)	1,202	875
Foreign currency translation adjustment			1,573		1,573		1,573
Net loss for the period				(6,510)	(6,510)		(6,510)
Ending Balance at Aug. 31, 2021	890,783	30,102	(159,226)	(759,771)	1,888	17,585	$ 19,473
Ending Balance (Shares) at Aug. 31, 2021							75,271,126
Stock based compensation		1,686			1,686		$ 1,686
Restricted share units redeemed	500	(500)
Restricted share units redeemed (Shares)							164,348
Share options exercised	32	(10)			22		$ 22
Share options exercised (Shares)							10,000
Shares issued for interest on Convertible Notes							$ 8,000
Share issuance - financing	19,793				19,793		$ 19,793
Share issuance - financing (Shares)							8,997,357
Shares issued to repay convertible debt	18,941				18,941		$ 18,941
Shares issued to repay convertible debt (Shares)							11,793,509
Share issuance costs	(510)				(510)		$ (510)
Contributions of Waterberg JV Co.				(228)	(228)	880	652
Foreign currency translation adjustment			(2,396)		(2,396)		(2,396)
Net loss for the period				(5,950)	(5,950)		(5,950)
Ending Balance at Feb. 28, 2022	$ 929,539	$ 31,278	$ (161,622)	$ (765,949)	$ 33,246	$ 18,465	$ 51,711
Ending Balance (Shares) at Feb. 28, 2022							96,236,340